CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 47,578	$ 11,661	$ 4,650	$ 16,360	$ 14,587	$ 84,810	$ 54,917
Other comprehensive income (loss), net of tax:
Reclassification adjustment for losses included in net income			23,929
Unrealized loss on hedging activities		(9,719)		(7,902)		(23,929)
Comprehensive income	47,578	1,942	28,579	8,458	14,587	60,881	54,917
Less: Comprehensive (income) loss attributable to non-controlling interests	(24,622)	230	(14,473)	(2,065)	(16,728)	(34,155)	(32,924)
Comprehensive income (loss) attributable to Vantiv, Inc.	$ 22,956	$ 2,172	$ 14,106	$ 6,393	$ (2,141)	$ 26,726	$ 21,993